Note 12 - Other Accumulated Comprehensive Income (Details) - Changes in Accumulated Other Comprehensive Income - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated other comprehensive income			$ 1,647	$ 2,052
Other comprehensive income before reclassifications		$ 81	1,374
Amounts reclassified from accumulated other comprehensive income	[1]	(1,728)	(1,779)
Net current period other comprehensive income		(1,647)	(405)	806
Accumulated Net Investment Gain (Loss) Attributable to Parent [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated other comprehensive income			1,647	2,055
Other comprehensive income before reclassifications		81	1,371
Amounts reclassified from accumulated other comprehensive income	[1]	(1,728)	(1,779)
Net current period other comprehensive income		$ (1,647)	(408)
Accumulated Foreign Currency Adjustment Attributable to Parent [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated other comprehensive income				$ (3)
Other comprehensive income before reclassifications			$ 3
Amounts reclassified from accumulated other comprehensive income	[1]
Net current period other comprehensive income			$ 3

[1]	Amounts reclassified are recorded within Other income, net in the Consolidated Statements of Operations